Significant Accounting Policies: Basis of Presentation (Policies)	12 Months Ended
Jun. 30, 2012
Basis of Presentation:
Basis of Presentation

a. Basis of presentation

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America applicable to exploration stage enterprises.  The financial statements are expressed in U.S. dollars, the functional currency. The Company’s fiscal year end is June 30.